Cash Flow Information - Summary of Supplier Financing Arrangements - Trade Payables (Detail)	Dec. 31, 2025	Dec. 31, 2024
Minimum [Member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of supplier finance arrangements (days)	120 days	120 days
Comparable trade payables that are not part of supplier finance arrangements (days)	30 days	30 days
Maximum [Member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of supplier finance arrangements (days)	165 days	165 days
Comparable trade payables that are not part of supplier finance arrangements (days)	180 days	180 days